AUDITOR’S REMUNERATION	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
AUDITOR’S REMUNERATION

19. AUDITOR’S REMUNERATION

During the period, the group obtained the following services from the company’s auditors PKF, our independent registered public accounting firm and Mazars, our previous independent registered public accounting firm.:

PKF Littlejohn LLP	March 31, 2026	March 31, 2025	March 31, 2024
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	134,020	133,887	125,701

Fees payable to the company’s auditors for other services:
Audit-related assurance services	31,294	22,400	25,140

	165,314	156,287	150,841

Mazars LLP	March 31, 2026	March 31, 2025	March 31, 2024
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	-	-	-

Fees payable to the company’s auditors for other services:
Audit-related assurance services	-	26,566	7,354

	-	26,566	7,354